Data Compare Summary (Total)
Run Date - 3/5/2025 3:38:39 PM

Run Date - 3/5/2025 3:38:39 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	192	0.00%	192
City	0	192	0.00%	192
State	0	192	0.00%	192
Zip	0	192	0.00%	192
Borrower First Name	0	192	0.00%	192
Borrower Last Name	0	192	0.00%	192
Borrower SSN	0	189	0.00%	192
Original Loan Amount	0	192	0.00%	192
Original Interest Rate	0	192	0.00%	192
Representative FICO	0	192	0.00%	192
Property Type	0	192	0.00%	192
Occupancy	0	192	0.00%	192
Purpose	0	192	0.00%	192
Balloon Flag	0	189	0.00%	192
Original CLTV	0	192	0.00%	192
Original LTV	0	192	0.00%	192
Lender	0	189	0.00%	192
Product Description	0	189	0.00%	192
Originator Loan Designation	0	189	0.00%	192
Investor: Qualifying Total Debt Ratio	0	192	0.00%	192
PITIA Reserves Months	0	80	0.00%	192
Refi Purpose	0	7	0.00%	192
Note Date	0	3	0.00%	192
Amortization Term	0	3	0.00%	192
Amortization Type	0	3	0.00%	192
Lien Position	0	3	0.00%	192
# of Units	0	3	0.00%	192
Borrower FTHB	0	3	0.00%	192
Decision System	0	3	0.00%	192
Total	0	3,933	0.00%	192